SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2020
SEGMENTED INFORMATION
16. SEGMENTED INFORMATION

The Company operates one operating segment, mineral exploration activities. The Company is in the exploration stage and, accordingly, has no reportable revenues for the years ended January 31, 2020, 2019, and 2018.

The Company has non-current assets other than financial instruments and deferred tax assets in the following geographic locations:

	January 31, 2020	January 31, 2019

Canada	$-	$-
USA	280,079	236,887
	$280,079	$236,887

COVID-19

Currently, the Company’s corporate office has been working remotely and there have been no cases of COVID-19 with any of the Company’s directors, officers, employees and consultants as of the report date of these consolidated financial statements.

The Company remains flexible both financially and operationally to adjust to the changing situation as appropriate and we will continue to monitor the situation and provide updates accordingly.

Normal Course Issuer Bid

Subsequent to January 31, 2020, pursuant to the 2019-2020 NCIB (see Note 9(c)), the Company repurchased and cancelled 518,500 common shares for proceeds of $254,826.

Option Exercises

Subsequent to January 31, 2020, the Company received gross proceeds of $170,875 from the issuance of common shares through exercises of 472,500 stock options.